UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.6%              Jefferson County, Alabama, Limited Obligation School
                            Warrants, Series A, 4.75%, 1/01/25                                          $ 3,000       $   2,529,720
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.7%              Salt Verde Financial Corporation, Arizona, Senior Gas
                            Revenue Bonds, 5%, 12/01/32                                                   3,320           2,822,564
-----------------------------------------------------------------------------------------------------------------------------------
California - 21.5%          Alameda Corridor Transportation Authority, California,
                            Capital Appreciation Revenue Refunding Bonds, Subordinate
                            Lien, Series A, 5.45%, 10/01/25 (a)(b)                                        4,150           3,438,898
                            Arcadia, California, Unified School District, GO (Election of
                            2006), CABS, Series A, 4.96%, 8/01/39 (c)(d)                                  2,200             371,250
                            Cabrillo, California, Community College District, GO
                            (Election of 2004), Series B, 5.20%, 8/01/37 (d)(e)                           3,250             575,250
                            Cabrillo, California, Community College District, GO
                            (Election of 2004), Series B, 4.87%, 8/01/38 (d)(e)                           7,405           1,224,343
                            California State, GO, 5.50%, 4/01/28                                              5               5,127
                            California State, GO, Refunding, 5.25%, 9/01/10 (f)                           4,450           4,698,043
                            California State, GO, Refunding, 5.125%, 6/01/27                                 30              30,151
                            California State, GO, Refunding, 5.25%, 2/01/33 (g)                           5,700           5,720,349
                            California State University, Systemwide Revenue
                            Bonds, Series A, 5%, 11/01/35 (h)                                             3,450           3,354,677
                            California State, Various Purpose, GO, 5.25%, 11/01/29                       10,000          10,136,400
                            California State, Various Purpose, GO, 5.50%, 11/01/33                        3,200           3,253,600
                            Chino Valley, California, Unified School District, GO
                            (Election of 2002), Series C, 5.25%, 8/01/30 (e)                              1,200           1,208,376
                            Coast Community College District, California, GO,
                            Refunding (Election of 2002), Series C, 5.45%,
                            8/01/13 (a)(c)                                                                2,800           2,094,988
                            East Side Union High School District, California, Santa Clara
                            County, GO (Election of 2002), Series D,
                            5%, 8/01/26 (i)                                                               2,150           2,112,461
                            Fresno, California, Unified School District, GO
                            (Election of 2001), Series E, 5%, 8/01/30 (c)                                 1,230           1,244,551
                            Golden State Tobacco Securitization Corporation of
                            California, Tobacco Settlement Revenue Bonds, Series
                            B, 5.50%, 6/01/13 (f)(i)                                                     11,600          12,615,812
                            Los Angeles, California, Municipal Improvement
                            Corporation, Lease Revenue Bonds, Series B1, 4.75%,
                            8/01/37 (h)                                                                   3,410           3,171,880

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT     Alternative Minimum Tax (subject to)
CABS    Capital Appreciation Bonds
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
SIFMA   Securities Industry and Financial Markets Association

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Water District of Southern California,
                            Waterworks Revenue Bonds, Series B-1,
                            5%, 10/01/29 (h)                                                            $    4,000    $   4,030,520
                            Metropolitan Water District of Southern California,
                            Waterworks Revenue Bonds, Series B-1,
                            5%, 10/01/36 (h)                                                                 2,275        2,276,888
                            Mount Diablo, California, Unified School District, GO
                            (Election of 2002), 5%, 7/01/27 (h)                                              2,000        1,963,920
                            Orange County, California, Sanitation District, COP,
                            5%, 2/01/33 (h)                                                                  2,750        2,704,213
                            Orange County, California, Sanitation District, COP,
                            Series B, 5%, 2/01/30 (c)                                                        3,500        3,516,835
                            Orange County, California, Sanitation District, COP,
                            Series B, 5%, 2/01/31 (c)                                                        1,200        1,203,300
                            Poway, California, Redevelopment Agency, Tax
                            Allocation Refunding Bonds (Paguay Redevelopment
                            Project), 5.125%, 6/15/33 (b)                                                    2,000        1,946,420
                            Sacramento, California, Unified School District, GO
                            (Election of 2002), 5%, 7/01/30 (e)                                              2,500        2,511,500
                            San Jose, California, Airport Revenue Refunding Bonds,
                            AMT, Series A, 5.50%, 3/01/32 (b)                                                5,300        5,156,476
                            San Jose, California, Unified School District,
                            Santa Clara County, GO (Election of 2002),
                            Series B, 5%, 8/01/29 (h)                                                        2,825        2,803,219
                            San Mateo County, California, Community College District,
                            GO (Election of 2001), Series A,
                            5%, 9/01/26 (h)                                                                  2,725        2,754,948
                            Ventura County, California, Community College District, GO
                            (Election of 2002), Series B,
                            5%, 8/01/30 (e)                                                                  3,150        3,120,957
                                                                                                                      -------------
                                                                                                                         89,245,351
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.6%             Colorado Health Facilities Authority Revenue
                            Bonds (Catholic Health Initiatives), Series A,
                            5.50%, 3/01/32 (j)                                                               1,650        1,735,173
                            Colorado Health Facilities Authority Revenue Bonds
                            (Covenant Retirement Communities Inc.), Series A,
                            5.50%, 12/01/27 (g)                                                              1,600        1,573,696
                            Colorado Health Facilities Authority Revenue Bonds
                            (Covenant Retirement Communities Inc.), Series A,
                            5.50%, 12/01/33 (g)                                                              1,000          951,440
                            E-470 Public Highway Authority, Colorado, Capital
                            Appreciation Revenue Refunding Bonds, Series B,
                            5.485%, 9/01/29 (d)(e)                                                           9,000        2,535,390
                                                                                                                      -------------
                                                                                                                          6,795,699
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia -      District of Columbia, Revenue Refunding Bonds
0.6%                        (Catholic University of America), 5.625%,
                            10/01/09 (b)(f)                                                             $    1,930    $   2,032,541
                            District of Columbia, Revenue Refunding Bonds
                            (Catholic University of America), 5.625%, 10/01/29 (b)                             570          584,563
                                                                                                                      -------------
                                                                                                                          2,617,104
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.8%              Beacon Tradeport Community Development District,
                            Florida, Special Assessment Revenue Refunding Bonds
                            (Commercial Project), Series A, 5.625%, 5/01/32 (g)                              2,235        2,115,874
                            Florida State Department of Environmental Protection,
                            Preservation Revenue Bonds, Series B, 5%, 7/01/27 (e)                            2,845        2,793,676
                            Highlands County, Florida, Health Facilities Authority,
                            Hospital Revenue Bonds (Adventist Health System), Series C,
                            5.25%, 11/15/36                                                                  5,415        5,139,701
                            Miami-Dade County, Florida, Aviation Revenue
                            Refunding Bonds (Miami International Airport), AMT,
                            Series A, 5%, 10/01/38 (k)                                                       3,000        2,606,220
                            Miami, Florida, Special Obligation Revenue Bonds (Street
                            and Sidewalk Improvement Program),
                            5%, 1/01/37 (e)                                                                  1,100        1,042,503
                            Orange County, Florida, Sales Tax Revenue Refunding
                            Bonds, Series B, 5.125%, 1/01/32 (h)                                             2,200        2,218,480
                                                                                                                      -------------
                                                                                                                         15,916,454
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.3%              Atlanta, Georgia, Water and Wastewater Revenue
                            Bonds, 5%, 11/01/34 (c)                                                          4,270        4,238,786
                            Atlanta, Georgia, Water and Wastewater Revenue
                            Bonds, Series A, 5%, 11/01/33 (e)                                                1,200        1,151,724
                            Atlanta, Georgia, Water and Wastewater Revenue
                            Bonds, Series A, 5%, 11/01/39 (e)                                                2,525        2,391,326
                            Augusta, Georgia, Water and Sewer Revenue Bonds,
                            5.25%, 10/01/39 (c)                                                              2,820        2,891,713
                            Monroe County, Georgia, Development Authority, PCR,
                            Refunding (Oglethorpe Power Corporation-Scherer), Series
                            A, 6.80%, 1/01/11                                                                3,000        3,240,270
                                                                                                                      -------------
                                                                                                                         13,913,819
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%               Hawaii State, GO, Series CX, 5.50%, 2/01/21 (c)                                  2,000        2,117,840
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 19.6%            Chicago, Illinois, GO (Lakefront Millennium Parking
                            Facilities), 5.125%, 1/01/09 (e)(f)                                              5,000        5,172,150
                            Chicago, Illinois, O'Hare International Airport, General
                            Airport Revenue Refunding Bonds, Third Lien, AMT,
                            Series A, 5.75%, 1/01/21 (e)                                                    13,665       13,592,439
                            Chicago, Illinois, O'Hare International Airport, General
                            Airport Revenue Refunding Bonds, Third Lien, AMT,
                            Series A, 5.50%, 1/01/22 (e)                                                     5,000        4,920,650
                            Chicago, Illinois, O'Hare International Airport Revenue
                            Bonds, Third Lien, AMT, Series B-2,
                            5.75%, 1/01/23 (c)                                                               3,400        3,429,682

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                            Chicago, Illinois, O'Hare International Airport
                            Revenue Bonds, Third Lien, AMT, Series B-2,
                            5.75%, 1/01/24 (c)                                                          $    4,000    $   4,036,760
                            Chicago, Illinois, O'Hare International Airport Revenue
                            Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/29 (i)                              3,300        3,316,434
                            Chicago, Illinois, O'Hare International Airport, Revenue
                            Refunding Bonds, Third Lien, AMT, Series A-2,
                            5.75%, 1/01/21 (c)                                                               2,665        2,698,179
                            Cook County, Illinois, Capital Improvement, GO, Series
                            C, 5.50%, 11/15/12 (b)(f)                                                        5,080        5,577,637
                            Illinois Sports Facilities Authority, State Tax Supported
                            Revenue Bonds, 5.212%, 6/15/30 (a)(b)                                           28,525       26,235,013
                            Illinois Sports Facilities Authority, State Tax Supported
                            Revenue Bonds, 5%, 6/15/32 (b)                                                   5,500        5,394,455
                            Metropolitan Pier and Exposition Authority, Illinois,
                            Dedicated State Tax Revenue Refunding Bonds (McCormick
                            Place Expansion Project),
                            5.50%, 12/15/24 (h)                                                              7,000        7,268,730
                                                                                                                      -------------
                                                                                                                         81,642,129
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.7%              Indianapolis, Indiana, Local Public Improvement Bond Bank,
                            Revenue Refunding Bonds (Indianapolis Airport Authority
                            Project), AMT, Series B, 5.25%, 1/01/28 (e)                                      2,470        2,318,293
                            Indianapolis, Indiana, Local Public Improvement Bond Bank,
                            Revenue Refunding Bonds (Indianapolis Airport Authority
                            Project), AMT, Series B, 5.25%, 1/01/30 (e)                                      5,055        4,704,537
                                                                                                                      -------------
                                                                                                                          7,022,830
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.9%            Louisiana Local Government Environmental Facilities and
                            Community Development Authority, Revenue Bonds (Capital
                            Projects and Equipment Acquisition Program), Series A,
                            6.30%, 7/01/30 (b)                                                               5,100        5,203,428
                            Louisiana State Citizens Property Insurance Corporation,
                            Assessment Revenue Bonds, Series B,
                            5%, 6/01/23 (b)                                                                  2,800        2,648,212
                            Louisiana State Transportation Authority, Senior Lien Toll
                            Revenue Capital Appreciation Bonds, Series B,
                            5.31%, 12/01/27 (b)(d)                                                           4,675        1,536,252
                            Rapides Financing Authority, Louisiana, Revenue Bonds
                            (Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (b)                                800          676,816
                            Terrebonne Parish, Louisiana, Hospital Service District
                            Number 1, Hospital Revenue Bonds (Terrebonne
                            General Medical Center Project),
                            5.50%, 4/01/33 (b)                                                               1,900        1,934,979
                                                                                                                      -------------
                                                                                                                         11,999,687
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.3%        Massachusetts Bay Transportation Authority, General
                            Transportation System Revenue Refunding Bonds,
                            Series A, 7%, 3/01/11 (e)                                                        3,730        4,112,884

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Bay Transportation Authority, Revenue
                            Refunding Bonds (General Transportation System), Series
                            A, 7%, 3/01/14 (e)                                                          $    3,550    $   4,068,939
                            Massachusetts Bay Transportation Authority,
                            Sales Tax Revenue Refunding Bonds, Senior
                            Series A-2, 5.210%, 7/01/35 (d)                                                 13,400        3,007,362
                            Massachusetts State, HFA, Rental Housing Mortgage
                            Revenue Bonds, AMT, Series C, 5.60%, 1/01/45 (c)                                 4,000        4,049,920
                            Massachusetts State, HFA, S/F Housing Revenue Bonds,
                            AMT, Series 128, 4.80%, 12/01/27 (c)                                             2,200        1,921,326
                            Massachusetts State Port Authority, Special Facilities
                            Revenue Bonds (Delta Air Lines Inc. Project), AMT,
                            Series A, 5.50%, 1/01/19 (b)                                                     3,825        3,487,176
                            Massachusetts State Water Resource Authority,
                            General Revenue Refunding Bonds, Series B, 5.125%,
                            8/01/27 (e)                                                                      1,210        1,230,522
                                                                                                                      -------------
                                                                                                                         21,878,129
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.9%             Detroit, Michigan, Sewage Disposal System, Second Lien
                            Revenue Bonds, Series B, 5%, 7/01/36 (e)(h)                                      4,650        4,447,678
                            Michigan Higher Education Student Loan Authority, Student
                            Loan Revenue Refunding Bonds, AMT,
                            Series XVII-G, 5.20%, 9/01/20 (b)                                                2,300        2,089,159
                            Michigan State Strategic Fund, Limited Obligation Revenue
                            Refunding Bonds (Detroit Edison Company Pollution Control
                            Project), AMT, Series A,
                            5.50%, 6/01/30 (i)                                                               1,700        1,550,944
                            Michigan State Strategic Fund, Limited Obligation Revenue
                            Refunding Bonds (Detroit Edison Company Pollution Control
                            Project), AMT, Series C,
                            5.65%, 9/01/29 (i)                                                               3,300        3,008,445
                            Michigan State Strategic Fund, Limited Obligation Revenue
                            Refunding Bonds (Detroit Edison Company Pollution Control
                            Project), AMT, Series C,
                            5.45%, 12/15/32 (i)                                                              5,800        5,210,778
                                                                                                                      -------------
                                                                                                                         16,307,004
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.0%            Dakota County, Minnesota, Community
                            Development Agency, S/F Mortgage Revenue
                            Bonds (Mortgage-Backed Securities Program),
                            Series B, 5.15%, 12/01/38 (l)(m)                                                 4,083        3,943,853
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 2.1%             Municipal Energy Agency of Nebraska, Power Supply System
                            Revenue Bonds, Series A, 5%, 4/01/33 (c)                                         6,315        6,209,097
                            Washington County, Nebraska, Wastewater Facilities
                            Revenue Bonds (Cargill Inc. Project), AMT,
                            5.90%, 11/01/27                                                                  2,300        2,390,045
                                                                                                                      -------------
                                                                                                                          8,599,142
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 10.0%              Carson City, Nevada, Hospital Revenue Bonds (Carson-
                            Tahoe Hospital Project), Series A, 5.50%,
                            9/01/33 (g)                                                                 $    4,100    $   3,901,888
                            Clark County, Nevada, Airport System Subordinate Lien
                            Revenue Bonds, Series A-2, 5%, 7/01/30 (h)                                       2,000        1,930,220
                            Clark County, Nevada, Airport System Subordinate Lien
                            Revenue Bonds, Series A-2, 5%, 7/01/36 (h)                                      19,100       18,349,561
                            Clark County, Nevada, IDR (Southwest Gas Corp.
                            Project), AMT, Series A, 4.75%, 9/01/36 (h)                                      2,300        1,703,403
                            Clark County, Nevada, IDR (Southwest Gas Corporation
                            Project), AMT, Series D, 5.25%, 3/01/38 (h)                                     12,000        9,655,200
                            Washoe County, Nevada, School District, GO, 5.875%,
                            12/01/09 (c)(f)                                                                  5,710        6,007,206
                                                                                                                      -------------
                                                                                                                         41,547,478
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 1.2%        New Hampshire State Business Finance Authority, PCR,
                            Refunding (Public Service Company), AMT, Series D,
                            6%, 5/01/21 (e)                                                                  5,000        5,029,400
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 8.0%           New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%,
                            6/15/29 (g)                                                                        910          889,398
                            New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
                            6/15/31 (g)                                                                      1,385        1,342,854
                            New Jersey EDA, Motor Vehicle Surcharge Revenue
                            Bonds, Series A, 5.25%, 7/01/31 (e)                                             20,165       20,491,875
                            New Jersey EDA, School Facilities Construction
                            Revenue Bonds, Series O, 5.125%, 3/01/28                                         2,660        2,712,695
                            New Jersey EDA, School Facilities Construction
                            Revenue Bonds, Series O, 5.125%, 3/01/30                                         7,500        7,614,750
                                                                                                                      -------------
                                                                                                                         33,051,572
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.2%             Metropolitan Transportation Authority, New York,
                            Revenue Bonds, Series B, 5%, 11/15/35 (e)                                        3,000        2,921,340
                            Metropolitan Transportation Authority, New York,
                            Transportation Revenue Bonds, Series A,
                            5%, 11/15/32 (h)                                                                 8,990        8,779,274
                            New York City, New York, City Municipal Water Finance
                            Authority, Water and Sewer System, Revenue Refunding
                            Bonds, Series A, 5%, 6/15/35 (e)                                                 2,300        2,283,049
                            Tobacco Settlement Financing Corporation of New York
                            Revenue Bonds, Series A-1, 5.25%, 6/01/22 (b)                                    3,570        3,653,788
                                                                                                                      -------------
                                                                                                                         17,637,451
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.5%                 Jackson, Ohio, Hospital Facilities Revenue Bonds
                            (Consolidated Health System-Jackson Hospital),
                            6.125%, 10/01/09 (f)(g)                                                          2,000        2,115,580
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%             Tulsa, Oklahoma, Airports Improvement Trust, General
                            Revenue Bonds (Tulsa International Airport), AMT,
                            Series B, 6%, 6/01/19 (h)                                                        1,000        1,007,630

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                            Tulsa, Oklahoma, Airports Improvement Trust, General
                            Revenue Bonds (Tulsa International Airport), AMT,
                            Series B, 6.125%, 6/01/26 (h)                                               $    1,000    $   1,005,290
                                                                                                                      -------------
                                                                                                                          2,012,920
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.8%         Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
                            AMT, Series 99A, 5.25%, 10/01/32                                                 2,000        1,812,100
                            Philadelphia, Pennsylvania, Authority for Industrial
                            Development, Lease Revenue Bonds, Series B, 5.50%,
                            10/01/11 (c)(f)                                                                  5,000        5,442,400
                                                                                                                      -------------
                                                                                                                          7,254,500
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.6%       Berkeley County, South Carolina, School District,
                            Installment Lease Revenue Bonds (Securing Assets for
                            Education Project), 5.125%, 12/01/30                                             3,750        3,654,825
                            Kershaw County, South Carolina, Public Schools
                            Foundation, Installment Power Revenue Refunding
                            Bonds, 5%, 12/01/29 (k)                                                          3,200        3,038,784
                                                                                                                      -------------
                                                                                                                          6,693,609
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.1%            Memphis-Shelby County, Tennessee, Airport Authority,
                            Airport Revenue Bonds, AMT, Series D,
                            6.25%, 3/01/18 (b)                                                               5,000        5,130,900
                            Tennessee Energy Acquisition Corporation, Gas
                            Revenue Bonds, Series A, 5.25%, 9/01/26                                          4,035        3,699,409
                                                                                                                      -------------
                                                                                                                          8,830,309
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 16.4%               Bell County, Texas, Health Facilities Development
                            Revenue Bonds (Lutheran General Health Care
                            System), 6.50%, 7/01/19 (j)                                                      1,000        1,184,590
                            Dallas-Fort Worth, Texas, International Airport, Joint
                            Revenue Bonds, AMT, Series B, 6%, 11/01/23 (e)                                     800          803,152
                            Dallas-Fort Worth, Texas, International Airport
                            Revenue Refunding and Improvement Bonds, AMT,
                            Series A, 5.875%, 11/01/17 (h)                                                   1,835        1,851,130
                            Dallas-Fort Worth, Texas, International Airport
                            Revenue Refunding and Improvement Bonds, AMT,
                            Series A, 5.875%, 11/01/18 (h)                                                   2,145        2,158,170
                            Dallas-Fort Worth, Texas, International Airport
                            Revenue Refunding and Improvement Bonds, AMT,
                            Series A, 5.875%, 11/01/19 (h)                                                   2,385        2,390,533
                            Gregg County, Texas, Health Facilities Development
                            Corporation, Hospital Revenue Bonds (Good Shepherd
                            Medical Center Project), 6.375%, 10/01/10 (f)(g)                                 2,600        2,844,426
                            Gregg County, Texas, Health Facilities Development
                            Corporation, Hospital Revenue Bonds (Good Shepherd
                            Medical Center Project), 6.875%, 10/01/10 (f)(g)                                 3,000        3,313,170
                            Harris County-Houston Sports Authority, Texas,
                            Revenue Refunding Bonds, Senior Lien, Series G,
                            5.75%, 11/15/20 (e)                                                              4,000        4,086,680

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                       Municipal Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                            Leander, Texas, Independent School District, Capital
                            Appreciation, GO, Refunding (School Building),
                            5.58%, 8/15/35 (d)                                                          $   13,350    $   2,897,884
                            Lewisville, Texas, Independent School District, Capital
                            Appreciation and School Building, GO, Refunding,
                            4.748%, 8/15/24 (d)(h)                                                           6,150        2,483,985
                            North Harris County, Texas, Regional Water Authority,
                            Senior Lien Revenue Bonds, 5.125%, 12/15/35 (e)                                  7,150        6,979,973
                            North Texas Tollway Authority, System Revenue
                            Refunding Bonds, First Tier, 5.75%, 1/01/40 (e)                                 12,300       12,559,284
                            North Texas Tollway Authority, System Revenue Refunding
                            Bonds, First Tier, Series A, 6%, 1/01/25                                           850          891,046
                            Texas State Affordable Housing Corporation, S/F
                            Mortgage Revenue Bonds (Professional Educators Home
                            Loan Program), AMT, Series A-1,
                            5.50%, 12/01/39 (l)(m)                                                           2,075        1,986,341
                            Texas State Turnpike Authority, Central Texas Turnpike
                            System Revenue Bonds, First Tier, Series A,
                            5.75%, 8/15/38 (b)                                                               7,200        7,400,376
                            Texas State Turnpike Authority, Central Texas Turnpike
                            System Revenue Bonds, First Tier,
                            Series A, 5%, 8/15/42 (b)                                                       10,000        9,548,800
                            Travis County, Texas, Health Facilities Development
                            Corporation, Revenue Refunding Bonds (Ascension
                            Health Credit), Series A, 6.25%, 11/15/09 (e)(f)                                 4,600        4,891,364
                                                                                                                      -------------
                                                                                                                         68,270,904
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 4.1%                 Salt Lake City, Utah, Hospital Revenue Refunding
                            Bonds (IHC Hospitals Inc.), 6.30%, 2/15/15 (e)(j)                               15,000       16,903,950
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.4%              Vermont HFA, Revenue Refunding Bonds, AMT, Series
                            C, 5.50%, 11/01/38 (c)                                                           2,000        1,850,540
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%             Halifax County, Virginia, IDA, Exempt Facility Revenue
                            Refunding Bonds (Old Dominion Electric Cooperative
                            Project), AMT, 5.625%, 6/01/28 (b)                                               3,100        3,094,234
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.7%           King County, Washington, Sewer, GO, 5%, 1/01/35 (h)                                100           97,843
                            Port of Tacoma, Washington, Revenue Refunding
                            Bonds, Series A, 5.25%, 12/01/14 (b)(f)                                          2,400        2,660,616
                            Tacoma, Washington, Regional Water Supply System,
                            Water Revenue Bonds, 5%, 12/01/32 (e)                                            5,100        5,050,071
                            Washington State, GO, Series A and AT-6,
                            6.25%, 2/01/11 (c)                                                               3,185        3,355,716
                                                                                                                      -------------
                                                                                                                         11,164,246
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds - 123.3%                                                              512,808,018
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                            Municipal Bonds Transferred to                                                     Par
State                       Tender Option Bond Trusts (n)                                                    (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.7%              University of Alabama, General Revenue Bonds, Series
                            A, 5%, 7/01/34 (e)                                                          $    7,275    $   7,170,677
-----------------------------------------------------------------------------------------------------------------------------------
California - 7.9%           Anaheim, California, Public Financing Authority, Electric
                            System Distribution Facilities Revenue Bonds, Series A, 5%,
                            10/01/31 (c)                                                                     1,245        1,247,513
                            Golden State Tobacco Securitization Corporation of
                            California, Tobacco Settlement Revenue Bonds, Series
                            B, 5.625%, 6/01/13 (f)(k)                                                       14,160       15,478,013
                            San Diego County, California, Water Authority, Water
                            Revenue Refunding Bonds, COP, Series A, 5%,
                            5/01/32 (e)                                                                      8,997        9,030,152
                            San Diego County, California, Water Authority, Water
                            Revenue Refunding Bonds, COP, Series A, 5%,
                            5/01/33 (c)                                                                      5,175        5,226,336
                            Tamalpais, California, Union High School District, GO
                            (Election of 2001), 5%, 8/01/28 (c)                                              1,950        1,975,389
                                                                                                                      -------------
                                                                                                                         32,957,403
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 5.2%              Duval County, Florida, School Board, COP
                            (Master Lease Program), 5%, 7/01/33 (c)                                          3,105        2,993,468
                            Miami-Dade County, Florida, Aviation Revenue Refunding
                            Bonds (Miami International Airport), AMT,
                            5%, 10/01/40 (i)(o)                                                              6,300        5,635,728
                            Miami-Dade County, Florida, Aviation Revenue Refunding
                            Bonds (Miami International Airport), AMT, Series A, 5%,
                            10/01/40 (i)                                                                     1,900        1,699,664
                            Miami-Dade County, Florida, School Board, COP,
                            Series B, 5.25%, 5/01/27 (o)                                                    11,350       11,411,290
                                                                                                                      -------------
                                                                                                                         21,740,150
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.5%              Atlanta, Georgia, Airport Passenger Facility Charge and
                            Subordinate Lien General Revenue Refunding Bonds, Series
                            C, 5%, 1/01/33 (c)                                                              13,510       13,490,546
                            Augusta, Georgia, Water and Sewer Revenue
                            Bonds, 5.25%, 10/01/34 (c)                                                       4,996        5,140,681
                                                                                                                      -------------
                                                                                                                         18,631,227
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 4.7%             Chicago, Illinois, O'Hare International Airport, General
                            Airport Revenue Refunding Bonds, Third Lien, AMT, Series
                            A, 5.375%, 1/01/32 (e)                                                          12,500       11,815,875
                            Chicago, Illinois, Water Revenue Refunding
                            Bonds, Second Lien, 5.25%, 11/01/33 (c)                                          3,928        4,002,073
                            Metropolitan Pier and Exposition Authority, Illinois,
                            Dedicated State Tax Revenue Refunding Bonds (McCormick
                            Place Expansion Project), Series B,
                            5.75%, 6/15/23 (e)                                                               3,498        3,738,536
                                                                                                                      -------------
                                                                                                                         19,556,484
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.6%            Louisiana State Gas and Fuels Tax Revenue
                            Bonds, Series A, 4.75%, 5/01/39 (c)                                              7,050        6,616,566
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                            Municipal Bonds Transferred to                                                     Par
State                       Tender Option Bond Trusts (n)                                                    (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.7%             Baltimore, Maryland, Convention Center Hotel Revenue
                            Bonds, Senior Series A,
                            5.25%, 9/01/39 (i)(p)                                                       $    7,109    $   7,178,472
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.0%        Massachusetts State School Building Authority,
                            Dedicated Sales Tax Revenue Bonds, Series A, 5%,
                            8/15/30 (c)                                                                     16,499       16,625,590
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.9%             Detroit, Michigan, Sewage Disposal System,
                            Second Lien Revenue Refunding Bonds, Series
                            E, 5.75%, 7/01/31 (h)                                                            3,297        3,523,119
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.5%        New Hampshire Health and Education Facilities
                            Authority Revenue Bonds (Dartmouth-Hitchcock
                            Obligation Group), 5.50%, 8/01/27 (c)                                            9,999       10,346,521
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.2%           New Jersey EDA, Cigarette Tax Revenue Bonds,
                            5.50%, 6/15/24 (o)                                                               7,150        7,233,869
                            New Jersey EDA, Cigarette Tax Revenue Bonds,
                            5.50%, 6/15/31 (o)                                                               6,000        6,074,580
                                                                                                                      -------------
                                                                                                                         13,308,449
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.5%             Erie County, New York, IDA, School Facility Revenue
                            Bonds (City of Buffalo Project), Series A, 5.75%,
                            5/01/28 (c)                                                                      2,008        2,167,788
                            New York City, New York, GO, Series B,
                            5.875%, 8/01/16 (e)                                                             13,840       14,749,565
                            New York State Thruway Authority, General Revenue
                            Refunding Bonds, Series G, 5%, 1/01/32 (c)                                      10,000       10,110,300
                                                                                                                      -------------
                                                                                                                         27,027,653
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%             Virginia State, HDA, Commonwealth Mortgage Revenue
                            Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (e)                              3,195        3,218,994
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%           Central Puget Sound Regional Transportation Authority,
                            Washington, Sales and Use Tax Revenue Bonds, Series A,
                            5%, 11/01/32 (c)                                                                 2,500        2,529,350
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds Transferred to
                            Tender Option Bond Trusts - 45.8%                                                           190,430,655
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Long-Term Investments
                            (Cost - $717,519,733) - 169.1%                                                              703,238,673
-----------------------------------------------------------------------------------------------------------------------------------

                            Short-Term Securities                                                           Shares
-----------------------------------------------------------------------------------------------------------------------------------
                            Merrill Lynch Institutional Tax-Exempt Fund,
                            2.08% (q)(r)                                                                 7,400,000        7,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Short-Term Securities
                            (Cost - $7,400,000) - 1.8%                                                                    7,400,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Investments (Cost - $724,919,733*) - 170.9%                                         $ 710,638,673

                            Other Assets Less Liabilities - 1.4%                                                          6,007,038

                            Liability for Trust Certificates, Including Interest Expense and
                            Fees Payable - (26.1)%                                                                     (108,606,866)

                            Preferred Stock, at Redemption Value - (46.2)%                                             (192,156,741)
                                                                                                                      -------------
                            Net Assets Applicable to Common Stock - 100.0%                                            $ 415,882,104
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 616,243,843
                                                                  =============
      Gross unrealized appreciation                               $  10,451,473
      Gross unrealized depreciation                                 (24,472,814)
                                                                  -------------
      Net unrealized depreciation                                 $ (14,021,341)
                                                                  =============

(a) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)   MBIA Insured.
(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)   Radian Insured.
(h)   FGIC Insured.
(i)   XL Capital Insured.
(j)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(k)   CIFG Insured.
(l)   FHLMC Collateralized.
(m)   FNMA/GNMA Collateralized.
(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction.
(o)   Assured Guaranty Insured.
(p)   BHAC Insured.
(q)   Represents the current yield as of report date.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                            Net
                                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        6,392,329     $ 201,678
      --------------------------------------------------------------------------

o     Forward interest rate swap outstanding as of July 31, 2008 was as follows:

      --------------------------------------------------------------------------
                                                  Notional
                                                   Amount        Unrealized
                                                   (000)        Depreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.75% and receive
      a floating rate based on
      1-week SIFMA Municipal Swap Index
      Broker, JPMorgan Chase
      Expires October 2023                        $ 20,000       $ (143,580)
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Quality Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
   Neal J. Andrews
   Chief Financial Officer (principal financial officer) of
   BlackRock MuniYield Quality Fund, Inc.

Date: September 19, 2008